CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 22.3%
	FIXED INCOME - 22.3%
808,241	Lord Abbett Floating Rate Fund, Class I	$ 6,611,409
1,149,831	MainStay MacKay High Yield Municipal Bond Fund, Class I	13,418,527
	TOTAL OPEN END FUNDS (Cost $19,216,357)	20,029,936

	SHORT-TERM INVESTMENT — 77.6%
	MONEY MARKET FUND - 77.6%
69,617,651	Federated Hermes Government Obligations Fund, Institutional Class, 5.18% (Cost $69,617,651)(a)	69,617,651

	TOTAL INVESTMENTS - 99.9% (Cost $88,834,008)	$ 89,647,587
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	74,904
	NET ASSETS - 100.0%	$ 89,722,491

(a)	Rate disclosed is the seven day effective yield as of April 30, 2024.